Gain on Disposal of Subsidiaries and Other Assets, Net (Additional Information) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration					$ 50,000
Impairment expense on goodwill and other assets		$ 638
Contingent consideration receivable - current		826		$ 0
Contingent consideration receivable - non-current		3,312		0
loss on disposal of subsidiary and other assets, net		626	$ (177)
Kort Payments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Consideration		6,086
Cash consideration		1,948			$ 1,948
Contingent consideration	[1]	4,138
Receivable contingent consideration		4,138
loss on disposal of subsidiary and other assets, net		$ 739		$ 739

[1]	The contingent consideration receivable arising from disposals of subsidiaries and other assets is recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and will be revalued each reporting period. The contingent consideration to be received is based on the future performance of the disposed business.